UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-22446

CPG Alternative Strategies Fund, LLC

 (Exact name of registrant as specified in charter)

805 Third Avenue, 18th Floor
New York, NY 10022
(Address of principal executive office) (Zip code)

Gemini Fund Services, LLC
80 Arkay Drive,
Hauppauge, NY 11788
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 317-9200

Date of fiscal year end: 3/31

Date of reporting period: 6/30/14

Item 1. Schedule of Investments.

CPG ALTERNATIVE STRATEGIES FUND, LLC
SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited)
June 30, 2014

Investment Fund	Cost	Fair Value	% of Net Assets	Unrealized Gain / (Loss) from Investments	Initial Acquistion Date	Liquidity (a)	First Available Redemption (b)	Dollar Amount of Fair Value for First Available Redemption (b)
MULTI-STRATEGY - 92.6%
Atlas Global, LLC (c)	$ 7,600,000	$ 7,757,890	14.03%	$ 157,890	12/1/2013	Monthly	8/31/2014	$ 7,757,890
Citadel Kensington Global Strategies Fund, LTD (c)	8,175,000	9,012,322	16.29%	837,322	8/1/2013	Quarterly	9/30/2014	9,012,322
Fir Tree Value Fund, L.P. (c)	7,300,000	9,583,624	17.33%	2,283,624	10/1/2011	Annually	9/30/2014	4,604,151
Highbridge Capital L.P. (c)	1,497,872	2,272,539	4.11%	774,667	1/1/2013	Quarterly	9/30/2014	2,272,539
Serengeti Opportunities Ltd. (c)	5,000,000	5,196,018	9.39%	196,018	5/1/2014	Quarterly	9/30/2014	1,299,005
Wexford Offshore Spectrum Fund (c)	5,650,000	6,999,674	12.66%	1,349,674	10/1/2011	Quarterly	9/30/2014	6,999,674
York Total Return, L.P. (c)	7,625,000	10,389,252	18.78%	2,764,252	10/1/2011	Quarterly	9/30/2014	10,389,252
TOTAL MULTI-STRATEGY	$ 42,847,872	$ 51,211,319	92.59%	$ 8,363,447

SHORT TERM INVESTMENTS - 3.8%
Fidelity Institutional Tax-Exempt Portfolio - Institutional Class 3.6% (d)
	1,975,683	1,975,683	3.57%
JPMorgan 100% U.S. Treasury Securities Money Market Fund - Institutional Class 0.2% (d)
	144,682	144,682	0.26%
TOTAL SHORT TERM INVESTMENTS	$ 2,120,365	$ 2,120,365	3.83%

TOTAL INVESTMENTS - 96.4% (Cost - $44,968,237) (e)		$ 53,331,684
OTHER ASSETS LESS LIABILITIES - 3.6%		1,978,047
NET ASSETS - 100.0%		$ 55,309,731

(a)	Available frequency of redemptions after the initial lock up period, if any. Different tranches may have varying liquidity terms.
(b)	Investment Funds are available to be redeemed with no restrictions, as of the measurement date.
(c)	Investment Funds categorized as Level 2 investments.
(d)	Money market fund; interest rate relects seven-day effective yield on June 30, 2014.
(e)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $44,968,237 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:		$ 8,363,447
Unrealized Depreciation:		-
Net Unrealized Appreciation:		$ 8,363,447

Complete information about the Investment Funds' underlying investments is not readily available.

CPG ALTERNATIVE STRATEGIES FUND, LLC

SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited) (Continued)

June 30, 2014

The following is a summary of significant accounting policies followed by the Fund in preparation of the Portfolio of Investments.  These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Fair Value Measurements and Disclosures: Fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Under U.S. GAAP, a three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

Level 2 – inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly.  For investments measured at net asset value (“NAV”) as of the measurement date, included in this category are investments that can be withdrawn by the Fund at NAV as of the measurement date, or within one year from the measurement date.

Level 3 – significant unobservable inputs for the financial instrument (including the Fund’s own assumptions in determining the fair value of investments).  For investments measured at NAV as of the measurement date, included in this category are investments for which the Fund does not have the ability to redeem at NAV as of the measurement date due to lock up and/or redemption notice period greater than one year from the measurement date.

U.S. GAAP requires that investments are classified within the level of the lowest significant input considered in determining fair value.  In evaluating the level at which the Fund’s investments have been classified, the Fund has assessed factors including, but not limited to price transparency, the ability to redeem at NAV at the measurement date (within 1 year) and the existence or absence of certain restrictions at the measurement date.

The Investment Funds may have the ability to restrict redemptions from the Fund. Suspensions are generally imposed to prevent the liquidation of the underlying Investment Funds as well as to prevent circumstances where, a Investment Fund’s underlying investments become illiquid that there would be serious concern that redeeming investors would be advantaged at the disadvantage of remaining investors. Investments in Investment Funds subject to suspension of redemptions are classified as Level 3 assets.

Lock-up periods require an investor to wait a specified length of time after the initial issuance of Units before a redemption can be granted.  It is common for Investment Funds to include lock-up periods in the private placement memorandum to reduce liquidity risk and allow subscriptions proceeds to be invested over an appropriate time horizon.  Investments in Investment Funds with lock-up periods of one year or less that is publishing NAVs and redeeming unlocked shares at the published NAV are classified as Level 2 assets. Investments in Investment Funds with lock-up periods of more than one year are classified as Level 3 assets.

Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. The Fund’s investments in Investment Funds are carried at fair value, which generally represents the Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser has assessed factors including, but not limited to the individual Investment Funds' compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity. The Adviser and/or the Directors will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements. (See Schedule of Portfolio Investments).

CPG ALTERNATIVE STRATEGIES FUND, LLC

SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited) (Continued)

June 30, 2014

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

It is unknown on an aggregate basis whether the Investment Funds held any investments whereby the Fund’s proportionate Unit exceeded 5% of the Fund’s net assets at June 30, 2014.

The following table summarizes the valuation of the Fund’s investments by investment strategy and by the above fair value hierarchy levels as of June 30, 2014:

Assets	Level 1	Level 2	Level 3	Total
Multi-Strategy Investment Funds	$ -	$ 51,211,319	$ -	$ 51,211,319
Short Term Investments	$ 2,120,365	$ -	$ -	$ 2,120,365
Total Investments	$ 2,120,365	$ 51,211,319	$ -	$ 53,331,684

It is the Fund’s policy to recognize transfers at the end of the reporting period. There were no transfers between Level 1 and Level 2 and Level 3, during the period ended June 30, 2014.

Subsequent Events

Effective August 1, 2014, the Fund changed its name to CPG Alternative Strategies Fund, LLC.

Item 2. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) (“Disclosure Controls”), as of the date within 90 days prior to the filing date of this Form N-Q (“Report”), Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by Registrant in the Report is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission, including ensuring that information required to be disclosed in the Report is accumulated and communicated to management of Registrant, including Registrant’s Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits..

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  CPG Alternative Strategies Fund, LLC

By (Signature and Title)	*/s/ Mitchell A. Tanzman
Mitchell A. Tanzman, Principal Executive Officer

Date: 8/27/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	*/s/ Mitchell A. Tanzman
Mitchell A. Tanzman, Principal Executive Officer

Date: 8/27/2014

By (Signature and Title)	*/s/ Michael Mascis
Michael Mascis, Principal Accounting Officer

Date: 8/27/2014